(Loss)/income Per Share - Additional Information (Details)		12 Months Ended
	Mar. 20, 2026	Dec. 31, 2023 shares	Mar. 19, 2026
(Loss)/income Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)		9,728,646
ADR | Subsequent event
(Loss)/income Per Share
Ratio change	0.033		0.33
Reverse split	0.1